Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company recognized the following share-based compensation expense in its Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Stock options	$1,774	$1,235	$1,491
Non-vested stock awards and restricted stock units	6,679	5,438	5,012
Non-elective and elective 401(k) matching contribution in stock	—	1,553	3,112
Director stock ownership plan	63	901	541
Performance stock units	3,150	1,911	840
Total share-based compensation expense	$11,666	$11,038	$10,996
Share-based compensation expense is recorded in SG&A, except for $0.2 million, $0.9 million and $1.5 million during the years ended December 31, 2022, 2021 and 2020, respectively, recorded within Combination, integration and other acquisition-related expenses.
Stock Options
Stock option activity under all plans is as follows:

	Number of Options	Weighted Average Exercise Price (per option)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding as of January 1, 2022	109,684	$165.47
Options granted	31,914	222.82
Options exercised	(11,801)	133.10
Options forfeited	(10,315)	172.41
Options outstanding as of December 31, 2022	119,482	$183.39	4.7	$(373)
Options expected to vest after December 31, 2022	54,245	$182.20	5.5	$(830)
Options exercisable as of December 31, 2022	65,237	$159.93	3.9	$455
The total intrinsic value of options exercised during the years ended December 31, 2022, 2021 and 2020 was approximately $0.8 million, $2.7 million and $6.5 million, respectively. Intrinsic value is calculated as the difference between the current market price of the underlying security and the strike price of a related option.
A summary of the Company’s outstanding stock options as of December 31, 2022 is as follows:

Range of Exercise Prices			Number of Options Outstanding	Weighted Average Remaining Contractual Term (years)	Weighted Average Exercise Price (per option)	Number of Options Exercisable	Weighted Average Exercise Price (per option)
$120.01	-	$150.00	40,781	4.5	137.28	23,262	136.64
$150.01	-	$180.00	56,834	4.6	164.63	33,833	155.35
$220.01	-	$250.00	21,867	5.2	245.10	8,142	245.49
			119,482	4.7	183.39	65,237	159.93
As of December 31, 2022, unrecognized compensation expense related to options granted during the years ended December 31, 2022, 2021 and 2020 was $0.8 million, $0.5 million and $0.1 million, respectively, to be recognized over a weighted average period of 1.3 years.
The Company granted stock options under its LTIP plan that are subject only to time vesting generally over a three year period during 2022, 2021, 2020 and 2019. For the purposes of determining the fair value of stock option awards, the Company used a Black-Scholes option pricing model and primarily used the assumptions set forth in the table below:

	July 2022 Grant	March 2022 Grant	2021	2020	2019
Number of stock options granted	4,837	27,077	25,250	49,115	51,610
Dividend yield	0.79%	0.80%	0.85%	0.99%	1.12%
Expected volatility	40.47%	38.60%	37.33%	31.57%	26.29%
Risk-free interest rate	2.87%	2.07%	0.60%	0.36%	1.52%
Expected term (years)	4.0	4.0	4.0	4.0	4.0
The fair value of these options is being amortized on a straight-line basis over the respective vesting period of each award. The compensation expense recorded on each award during the years ended December 31, 2022, 2021 and 2020, respectively, is as follows:

	2022	2021	2020
2022 Stock option awards	$783	$—	$—
2021 Stock option awards	521	429	—
2020 Stock option awards	443	516	385
2019 Stock option awards	27	234	698
2018 Stock option awards	—	56	357
Restricted Stock Awards
Activity of non-vested restricted stock awards granted under the Company’s LTIP plan is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Nonvested awards, December 31, 2021	68,693	$179.26
Granted	54,433	166.07
Vested	(38,583)	175.80
Forfeited	(5,088)	184.64
Nonvested awards, December 31, 2022	79,455	$171.61
The fair value of the non-vested stock is based on the trading price of the Company’s common stock on the date of grant. The Company adjusts the grant date fair value for expected forfeitures based on historical experience for similar awards. As of December 31, 2022, unrecognized compensation expense related to these awards was $7.4 million, to be recognized over a weighted average remaining period of 1.6 years.
Restricted Stock Units
Activity of non-vested restricted stock units granted under the Company’s LTIP plan is shown below:

	Number of Units	Weighted Average Grant Date Fair Value (per unit)
Nonvested awards, December 31, 2021	10,977	$170.82
Granted	10,703	169.29
Vested	(3,009)	158.09
Forfeited	(171)	190.37
Nonvested awards, December 31, 2022	18,500	$171.83
The fair value of the non-vested restricted stock units is based on the trading price of the Company’s common stock on the date of grant. The Company adjusts the grant date fair value for expected forfeitures based on historical experience for similar awards. As of December 31, 2022, unrecognized compensation expense related to these awards was $1.7 million, to be recognized over a weighted average remaining period of 1.9 years.
Performance Stock Units
The Company grants performance-dependent stock awards (“PSUs”) as a component of its LTIP, which will be settled in a certain number of shares subject to market-based and time-based vesting conditions. The number of fully vested shares that may ultimately be issued as settlement for each award may range from 0% up to 200% of the target award, subject to the achievement of the Company’s total shareholder return (“TSR”) relative to the performance of the Company’s peer group, the S&P Midcap 400 Materials group. The service period required for the PSUs is three years and the TSR measurement period for the PSUs is generally from January 1 of the year of grant through December 31 of the year prior to issuances of the shares upon settlement.
Compensation expense for PSUs is measured based on their grant date fair value and is recognized on a straight-line basis over the three year vesting period. The grant-date fair value of the PSUs was estimated using a Monte Carlo simulation on the grant date and using the following assumptions set forth in the table below:

	2022	CEO Grant 2021 (1)	2021	2020
Number of PSUs granted	18,462	3,775	12,103	18,485
Risk-free interest rate	2.11%	0.65%	0.29%	0.28%
Dividend yield	0.93%	0.72%	0.64%	1.13%
Expected term (years)	3.0	3.0	3.0	3.0
(1)On September 2, 2021, the Board appointed Andrew Tometich to serve as CEO and entered into an Employment Agreement, and granted an equity award consisting of a mix of time-based restricted stock and PSUs.
As of December 31, 2022, there was approximately $4.0 million of total unrecognized compensation cost related to PSUs which the Company expects to recognize over a weighted-average period of 1.8 years.
Defined Contribution Plan
Beginning in April 2020 and continuing through March 2021, the Company matched both non-elective and elective 401(k) contributions in fully vested shares of the Company’s common stock rather than cash. There were no matching contributions in stock for the year ended December 31, 2022. For the years ended December 31, 2021 and 2020, total contributions in stock were $1.5 million and $3.1 million, respectively.
2013 Director Stock Ownership Plan
In 2013, the Company adopted the 2013 Director Stock Ownership Plan (the “Plan”), to encourage the Directors to increase their investment in the Company, which was approved at the Company’s May 2013 shareholders’ meeting. The Plan authorizes the issuance of up to 75,000 shares of Quaker common stock in accordance with the terms of the Plan in payment of all or a portion of the annual cash retainer payable to each of the Company’s non-employee directors in 2013 and subsequent years during the term of the Plan. Under the Plan, each director who, on May 1 of the applicable calendar year, owns less than 400% of the annual cash retainer for the applicable calendar year, divided by the average of the closing price of a share of Quaker Common Stock as reported by the composite tape of the New York Stock Exchange for the previous calendar year (the “Threshold Amount”), is required to receive 75% of the annual cash retainer in Quaker common stock and 25% of the retainer in cash, unless the director elects to receive a greater percentage of Quaker common stock, up to 100% of the annual cash retainer for the applicable year. Each director who owns more than the Threshold Amount may elect to receive common stock in payment of a percentage (up to 100%) of the annual cash retainer. The annual retainer is $0.1 million and the retainer payment date is June 1.